Goodwill - Summary of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [Line Items]
Balance at beginning of year	$ 5,976
Balance at end of year	5,940	$ 5,976
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Balance at beginning of year	5,976	5,853
Acquisitions	0	133
Disposals of businesses	(16)	0
Translation and other, net	(20)	(10)
Balance at end of year	$ 5,940	$ 5,976